CONSOLIDATED STATEMENTS OF PROFIT AND LOSS AND OTHER COMPREHENSIVE INCOME - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF PROFIT AND LOSS AND OTHER COMPREHENSIVE INCOME
Revenue	€ 69,783	€ 21,482	€ 36,415
Other operating income	12,801	7,749	4,841
Total operating income	82,584	29,231	41,256
Research and development expenses	(197,665)	(83,609)	(51,740)
Selling, general and administrative expenses	(64,569)	(27,471)	(12,448)
Change in fair value on financials assets	1,096
Operating loss	(178,554)	(81,849)	(22,932)
Financial income	14,399	3,694	1,250
Financial expense	(124)
Exchange gains/(losses)	6,066	12,308	(5,797)
Loss before taxes	(158,213)	(65,847)	(27,479)
Income tax expense	(4,752)	(794)	(597)
Loss for the year and total comprehensive loss	(162,965)	(66,641)	(28,076)
Loss for the year and total comprehensive loss attributable to owners of the parent	€ (162,965)	€ (66,641)	€ (28,076)
Weighted average number of shares outstanding	38,619,121	33,419,356	24,609,536
Basic and diluted loss per share	€ (4.22)	€ (1.99)	€ (1.14)